Consolidated Statements of Operations and Comprehensive Loss (Audited) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
REVENUE	$ 5,126,250	$ 3,382,432
COST OF REVENUE (including $44,376 and $77,294 of cost of service revenue to related party for the years ended December 31, 2025 and 2024, respectively)	(3,222,383)	(1,958,632)
GROSS PROFIT	1,903,867	1,423,800
SHARE OF LOSS FROM OPERATION OF ASSOCIATE	(479)	(9,843)
OTHER INCOME	10,588	7,281
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (including $95,995 and $94,981 of selling, general and administrative expenses to related party for the years ended December 31, 2025 and 2024, respectively)	(1,874,309)	(1,464,215)
INCOME/(LOSS) BEFORE INCOME TAX	39,667	(42,977)
INCOME TAX EXPENSES	(159,940)	(118,991)
NET LOSS	(120,273)	(161,968)
Net loss attributable to non-controlling interest	34,940	18,391
NET LOSS ATTRIBUTED TO COMMON SHAREHOLDERS OF ASIAFIN HOLDINGS CORP.	(85,333)	(143,577)
Other comprehensive income:
- Foreign currency translation income	213,487	48,571
TOTAL COMPREHENSIVE INCOME/(LOSS)	$ 128,154	$ (95,006)
NET (LOSS)/INCOME PER SHARE, BASIC (in Dollars per share)	$ 0	$ 0
NET (LOSS)/INCOME PER SHARE, DILUTED (in Dollars per share)	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC (in Shares)	81,895,947	81,551,838
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, DILUTED (in Shares)	81,895,947	81,551,838